UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (1.7%)
Biotechnology
Editas Medicine Inc. (a)	12,725	$471,970
Intellia Therapeutics Inc. (a)	25,000	739,250
NantKwest, Inc. (a)	10,000	76,200
Sorrento Therapeutics, Inc. (a)	123,597	860,235
TOTAL COMMON STOCK (Cost $1,891,009)		$2,147,655

EXCHANGE TRADED FUNDS (1.5%)
iShares Nasdaq Biotechnology ETF	7,000	1,958,390
TOTAL EXCHANGE TRADED FUNDS (Cost $1,936,201)		$1,958,390

OPTIONS PURCHASED (2.9%) (a)
	Contracts
Call Options Purchased (0.3%)
CBOE S&P 500 Index, Expires June 2016 at $2,110.00	100	116,500
iShares 7-10 Year Treasury Bond ETF, Expires June 2016 at $111.00	416	6,240
iShares MSCI Emerging Markets ETF, Expires June 2016 at $33.50	455	17,745
iShares MSCI Emerging Markets ETF, Expires June 2016 at $34.00	485	12,610
iShares Nasdaq Biotechnology ETF, Expires June 2016 at $305.00	400	16,000
PowerShares QQQ Trust, Expires June 2016 at $109.00	501	106,462
SPDR Gold Trust, Expires June 2016 at $119.50	772	49,794
SPDR S&P 500 ETF, Expires June 2016 at $213.50	215	13,653
Total Call Options Purchased (Premiums paid $386,910)		339,004

Put Options Purchased (0.4%)
CBOE S&P 500 Index, Expires June 2016 at $1,975.00	200	36,500
CBOE S&P 500 Index, Expires June 2016 at $2,015.00	200	5,000
CBOE S&P 500 Index, Expires June 2016 at $2,035.00	300	301,500
iShares 7-10 Year Treasury Bond ETF, Expires June 2016 at $108.00	351	4,388
iShares iBoxx High Yield Corporate Bond ETF, Expires June 2016 at $82.00	170	4,505
iShares MSCI EAFE ETF, Expires June 2016 at $55.00	2,018	18,162
iShares MSCI Emerging Markets ETF, Expires June 2016 at $30.50	374	2,431
iShares MSCI Emerging Markets ETF, Expires June 2016 at $32.00	227	9,080
iShares Nasdaq Biotechnology ETF, Expires June 2016 at $235.00	150	1,875
SPDR S&P 500 ETF, Expires June 2016 at $204.00	590	69,030
Total Put Options Purchased (Premiums paid $1,293,863)		452,471

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

	Contracts		Value
Over the Counter Options Purchased (2.1%)
Standard and Poor's 500 Index Put,	19,020		$2,699,572
Maximum Maturity April 21, 2017 at $2,103.00 (b)
Total Over the Counter Options Purchased (Premiums paid $2,812,000)			2,699,572

	Notional
Currency Options (0.1%)
USD Call / HKD Put, Expires September 2016 at 7.76 HKD	30,000,000	USD	79,680
Total Currency Options (Premiums paid $75,000)			79,680

TOTAL OPTIONS PURCHASED (Premiums paid $4,567,773)			$3,570,727

	Shares
SHORT-TERM INVESTMENT (46.3%)
Fidelity Institutional Money Market Portfolio - Class I, 0.33% (c)	56,429,476		56,429,476
STIT Liquid Assets Portfolio - Institutional Class, 0.44% (c) (d)	2,308,623		2,308,623
TOTAL SHORT-TERM INVESTMENT (Cost $58,738,099)			$58,738,099

TOTAL INVESTMENTS (52.4%) (Cost $67,133,082)			$66,414,871

OTHER ASSETS IN EXCESS OF LIABILITIES (47.6%)			60,434,335
TOTAL NET ASSETS (100.0%)			$126,849,206

(a) Non-income producing security.
(b) Represents one leg of a put spread on the S&P 500 Index (see written options).
(c) Rate quoted is seven-day yield at period end. See Note 7.
(d) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

	Shares		Value
SECURITIES SOLD SHORT (-8.9%)

EXCHANGE TRADED FUNDS (-8.9%)
iShares Trust iBoxx High Yield Corporate Bond ETF	(35,000)		$(2,926,350)
SPDR S&P 500 ETF	(40,000)		(8,403,200)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $11,048,798)			(11,329,550)

TOTAL SECURITIES SOLD SHORT (Proceeds $11,048,798)			$(11,329,550)

	Contracts
WRITTEN OPTIONS (-2.6%)

Call Options Written (-0.5%)
CurrencyShares Japanese Yen ETF, Expires June 2016 at $90.00	(962)		(28,860)
iShares 20+ Year Treasury Bond ETF, Expires June 2016 at $134.00	(1,250)		(28,125)
iShares 20+ Year Treasury Bond ETF, Expires June 2016 at $133.00	(268)		(9,514)
iShares 20+ Year Treasury Bond ETF, Expires June 2016 at $131.00	(3,500)		(378,000)
iShares MSCI Brazil Capped ETF, Expires June 2016 at $29.00	(568)		(3,124)
iShares MSCI Brazil Capped ETF, Expires June 2016 at $28.00	(732)		(15,006)
iShares Russell 2000 ETF, Expires June 2016 at $117.50	(463)		(33,799)
SPDR S&P 500 ETF, Expires June 2016 at $209.00	(285)		(71,963)
United States Oil Fund LP, Expires June 2016 at $13.00	(1,617)		(16,170)
Total Call Options Written (Premiums received $649,543)			(584,561)

Put Options Written (-0.2%)
CBOE VIX Volatility, Expires July 2016 at $15.00	(2,000)		(130,000)
iShares 20+ Year Treasury Bond ETF, Expires June 2016 at $126.00	(305)		(6,405)
iShares MSCI Brazil Capped ETF, Expires June 2016 at $25.00	(369)		(24,908)
iShares MSCI Brazil Capped ETF, Expires June 2016 at $24.00	(449)		(26,491)
iShares MSCI EAFE ETF, Expires June 2016 at $55.00	(2,637)		(97,569)
iShares Nasdaq Biotechnology ETF, Expires June 2016 at $235.00	(150)		(1,875)
SPDR S&P 500 ETF, Expires June 2016 at $197.00	(707)		(13,786)
Total Call Options Written (Premiums received $457,782)			(301,034)

Over the Counter Options Written (-1.9%)
Standard and Poor's 500 Index Mileage Put,	(19,020)		(2,380,790)
Maximum Maturity April 21, 2017 at $2,103.00 (a)
Total Over the Counter Options Written (Premiums received $2,520,000)			(2,380,790)
	Notional
Currency Options Written (-0.0%)
USD Call / HKD Put, Expires September 2016 at 7.85 HKD	(30,000,000)	USD	(44,820)
Total Currency Options Written (Premiums received $45,000)			(44,820)

TOTAL WRITTEN OPTIONS
(Premiums received $3,672,325)			$(3,311,204)

(a) Represents one leg of a put spread on the S&P 500 Index (see purchased options). The written option leg includes a volatility limit.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.1%)

Counterparty	Settlement Date	Currency Delivered	USD Value May 31, 2016	Currency Received	USD Value May 31, 2016	Unrealized Appeciation / (Depreciation)
BAML	June 20, 2016	326,600,000 TWD	$10,002,144	10,000,000 USD	$10,000,000	$(2,144)
MS	July 1, 2016	2,759,250,000 KRW	2,313,701	279,601,763 JPY	2,528,880	215,179
MS	July 13, 2016	3,191,040,000 KRW	2,675,229	300,000,000 JPY	2,713,568	38,339
MS	July 27, 2016	58,316,300 CNH	8,837,655	8,760,137 USD	8,760,137	(77,518)
MS	September 14, 2016	164,975,000 TWD	5,052,409	5,000,000 USD	5,000,000	(52,409)
MS	October 26, 2016	194,160,000 TWD	5,944,338	6,000,000 USD	6,000,000	55,662

						$177,109

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid / (Received) by the Fund	Termination Date	Notional Amount	Up Front Premium Paid / (Received)	Fair Value	Unrealized Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	9/20/2017	$23,750,000	$224,333	$(12,350)	$(236,683)
BAML	Sell	BRAZIL	(1.00%)	9/20/2018	17,250,000	(405,405)	(191,648)	213,757
BAML	Buy	BRAZIL	1.00%	9/20/2020	2,500,000	214,982	210,500	(4,482)
MS	Buy	S KOREA	1.00%	9/20/2020	10,000,000	(167,938)	(245,100)	(77,162)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$(134,028)	$(238,598)	$(104,570)

TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity (a)	Rate Paid by the Fund	Termination Date	Notional Amount		Unrealized Gain / (Loss)
BAML	MLBX3MSE (b)	0.87%	2/28/2017	$5,088,533		-
BAML	MLBX4SX6 (b)	2.20%	2/28/2017	8,325,412		-
BAML	MLBX73C0 (b)	1.75%	2/28/2017	43,880,696		-
BAML	MLBX73CD (b)	1.96%	2/28/2017	10,680,603		-
BAML	MLBXWCMR (b)	-	3/1/2017	4,772,620		-
BAML	MLCICOTE (b)	-	3/1/2017	4,671,750		-
BAML	MLCIKSAL (b)	0.75%	3/1/2017	9,398,280		-
BAML	MLCIKSPL (b)	0.60%	3/1/2017	5,168,549		-
BAML	MLEISVGL	1.10%	11/18/2016	2,899,472		26,948
BAML	MLEISVHY	0.60%	7/15/2016	5,239,419		12,500
BAML	MLEISVSO	1.50%	6/17/2016	2,356,584		61,301
BAML	MLEISVQQ	1.20%	4/21/2017	3,913,116		19,344
BAML	MLEISVWM	1.40%	11/18/2016	6,079,907		43,266
BAML	MLEISWSP	1.20%	4/21/2017	6,810,239		4,995
BAML	SPXS12017 *	-	1/20/2017	300,000	(c)	(16,865)
BAML	XLFS61716 *	-	6/17/2016	100,000	(c)	260,897
BAML	XLFS12017 *	-	1/20/2017	120,000	(c)	246,834
MS	SX5EURJPYSWP	-	12/16/2016	50,000 (EUR)	(c)	809,098
SG	DAXS61716 *	-	6/17/2016	125,000 (EUR)	(c)	300,089
SG	DAXVOLSWP *	-	6/17/2016	125,000 (EUR)	(c)	336,587
SG	SGI EFS 130/30 US Index	0.20% + 3 Month LIBOR	9/6/2016	8,000,000		-
SG	SGI US Gravity Index	0.56%	1/29/2016	10,000,000		-
SG	SGI Wildcat MLP Index	0.40% + 3 Month LIBOR	8/3/2016	3,800,000		(49,333)
SG	SX5EVOLSWP *	-	12/16/2016	125,000 (EUR)	(c)	336,276
SG	Wildcat Ludician 2 USD ER Index	0.56%	5/3/2017	3,000,000		-

TOTAL OF TOTAL RETURN SWAP CONTRACTS						$2,391,937

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley
SG − Societe Generale

* Illiquid security

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

(a) The following is a description of each reference entity:

BRAZIL - Federative Republic of Brazil 4.25% January 7, 2025

S KOREA - Republic of Korea 7.125% April 16, 2019

MLBX3MSE, MLBX4SX6, MLBX73C0, MLBX73CD, MLBXWCMR, MLCICOTE, MLCIKSAL, MLCIKSPL - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

MLEISVGL - Merrill Lynch Short Synthetic Variance Index - GL trades SPDR Gold Trust variance.

MLEISVHY - Merrill Lynch Short Synthetic Variance Index - HY trades iShares iBoxx High Yield Corporate Bond ETF variance.

MLEISVSO - Merrill Lynch Short Synthetic Variance Index - SO trades United States Oil Fund LP variance.

MLEISVQQ - Merrill Lynch Short Synthetic Variance Index - QQ trades POWERSHARES QQQ TRUST SERIES ETF variance.

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - WM trades iShares Russell 2000 ETF variance.

MLEISWSP - Merrill Lynch Short Synthetic Variance Index - WSP trades SPDR S&P 500 ETF variance.

SPXS12017 is a custom dispersion swap on the S&P 500 Index (SPX).

XLFS12017 and XLFS61716 are dispersion swaps on Financial Select Sector SPDR.

SX5EURJPYSWP is a correlation swap between the EURO STOXX 50 Price EUR Index (SX5E) and the Euro/Yen Currency Exchange Rate (EURJPY).

DAXS61716 and DAXVOLSWP are dispersion swaps on the German DAX Index.

SGI EFS 130/30 US Index aims to generate postive performance from potential momentum patterns in individual US equities.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI Wildcat MLP Top Index aims to generate positive performance from dynamically trading listed MLP equities.

SX5EVOLSWP is a dispersion swap on the EURO STOXX 50 Price EUR Index (SX5E).

 Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

(b) Positions held in Subsidiary. See Notes.

(c) Vega Notional.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

* As a percent of total investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2016 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at May 31, 2016, were $23,536,619, which represented 18.55% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic, and changes as a function of the market environment for the underlying security. The Fund values liquid options at mean price. For options deemed to be illiquid, the Adviser sources broker quotes, if available. If broker quotes are unavailable, the Adviser uses model pricing tailored to the type of option held. In addition, the Adviser conducts volatility surface interpolation, to estimate implied volatility. When modeling is used, these options are categorized as Level 3 in the fair value hierarchy. A primary input to the model is implied volatility; a 1% change in implied volatility could change the value by up to 5%, which, depending on the direction of the change and the Fund’s exposure, could either increase or decrease the position’s value.

The Adviser values Credit Default Swap (CDS) using the ISDA Standard Upfront Model and spread values sourced from broker quotes or a pricing service. For liquid CDS, the Adviser utilizes spread values quoted by a pricing service. These positions are categorized as Level 3 in the fair value hierarchy. A 1% change in the spread could change the value by up to 8%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes dispersion investments using volatility and variance swaps. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 50%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses the local volatility model to calculate the fair correlation level for correlation swaps. The Adviser uses quotes from a pricing service and brokers to estimate implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 4%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund invests in mileage options. The Adviser uses model pricing to calculate the price of these options and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in implied volatility could change the value by up to 5.8%, which could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of May 31, 2016:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common Stock	$2,147,655	$-	$-	$2,147,655
Exchange Traded Funds	1,958,390	-	-	1,958,390
Purchased Options	791,475	79,680	2,699,572	3,570,727
Short-Term Investments	58,738,099	-	-	58,738,099
Total Assets	$63,635,619	$79,680	$2,699,572	$66,414,871

Liabilities
Exchange Traded Funds	$(11,329,550)	$-	$-	$(11,329,550)
Total	$52,306,069	$79,680	$2,699,572	$55,085,321

Other Financial Instruments *
Written Options	$(885,595)	$(44,820)	$(2,380,790)	$(3,311,205)
Credit Default Swaps	-	(104,570)	-	(104,570)
Total Return Swaps	-	119,021	2,272,916	2,391,937
Forward Currency Contracts	-	177,109	-	177,109
Total Other Financial Instruments	$(885,595)	$146,740	$(107,874)	$(846,729)

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while credit default swap contracts and written options are valued at fair value.

The Fund recognizes transfers between Levels at the end of the reporting period. The CDS positions were transferred from Level 3 to Level 2 as they were determined to be liquid at period end. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. Please refer to the Consolidated Schedule of Investments for further classification.

	Purchased Options	Written Options	Credit Default Swaps	Total Return Swaps
Balance at August 31, 2015	$337,725	$(223,790)	$(149,342)	$760,220
Purchased (Received)	2,812,000	-	-	-
Realized Gain (Loss)	438,500	126,000	-	255,381
Amortization	-	-	(5,251)	-
Change in Unrealized Appreciation / Depreciation	(224,653)	237,000	50,023	1,257,315
(Sale) Cover	(664,000)	(2,520,000)	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance at May 31, 2016	$2,699,572	$(2,380,790)	$(104,570)	$2,272,916

Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
 Christopher E. Kashmerick, President and Principal Executive Officer

Date  July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
    Russell B. Simon, Treasurer and Principal Financial Officer

Date  July 26, 2016